Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment

Note 6 – Property and Equipment

The Company’s property and equipment consisted of the following at September 30, 2023 and December 31, 2022:

	Estimated Useful Life in Years	September 30, 2023	December 31, 2022
		(Unaudited)
Leasehold improvements	Shorter of asset or lease term	$1,032,578	$2,233,603
Equipment	1.5 - 7	980,086	2,820,166
Total property and equipment		2,012,664	5,053,769

Less: accumulated depreciation		(1,736,124)	(3,476,977)
		276,540	1,576,792
Construction in progress		-	7,922
Total property and equipment, net		$276,540	$1,584,714

Depreciation was approximately $44,000 and $200,000 for the three months ended September 30, 2023 and 2022, respectively and approximately $277,000 and $674,000 for the nine months ended September 30, 2023 and 2022, respectively.

Note 7 – Property and Equipment

Property and equipment consisted of the following at December 31:

	Estimated
	Useful Life in Years	2022	2021

Leasehold improvements	Shorter of asset or lease term	$2,233,603	$2,127,762
Equipment	1.5 – 10	2,820,166	2,810,028
Total property and equipment		5,053,769	4,937,790

Less: accumulated depreciation		(3,476,977)	(2,990,902)
		1,576,792	1,946,888

Construction in progress		7,922	376,275
Total property and equipment, net		$1,584,714	$2,323,163

Depreciation was $867,364 and $761,034 for the years ended December 31, 2022 and 2021, respectively.

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

Theralink Technologies Inc [Member]
Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost. Once placed in service, they are depreciated on the straight-line method over their estimated useful lives. Leasehold improvements are accreted over the shorter of the estimated economic life or related lease terms. Property and equipment consist of the following:

	Estimated Useful Life in Years	September 30, 2023	September 30, 2022

Laboratory equipment	5	$513,788	$597,059
Furniture	5	24,567	24,567
Leasehold improvements	5	353,826	353,826
Computer equipment	3	76,469	68,490
		968,650	1,043,942
Less: accumulated depreciation		(520,135)	(357,815)
Property and equipment, net		$448,515	$686,127

For the years ended September 30, 2023 and 2022, depreciation expense related to property and equipment was $162,320 and $144,411, respectively.

During the year ended September 30, 2023, the Company recognized $238,671 of impairment loss related to laboratory equipment that was no longer in service, which is included in operating expenses on the accompanying statement of operations.

Leased equipment was not included in the table above as it was accounted for in accordance with ASU 842 – Leases. These leases are discussed in Note 8 under financing lease right-of-use (“ROU”) assets and financing lease liabilities.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 AND 2022